Note A - Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Percentage of LIFO Inventory	73.00%	75.00%
Depreciation	$ 13.8	$ 13.2	$ 12.4
Advertising Expense	$ 3.2	$ 3.5	$ 3.4